SHORT-TERM DEBT AND LONG-TERM DEBT - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
LOANS AND FINANCING
Total	R$ 11,179,617	R$ 11,109,786
Current	2,492,262	234,537
Non-current	R$ 8,687,355	10,875,249
Weighted average
LOANS AND FINANCING
Effective interest rate (as a percent)	6.34%
Ten/Thirty Year Bonds
LOANS AND FINANCING
Total	R$ 8,514,787	10,526,649
Other loans
LOANS AND FINANCING
Total	R$ 2,664,830	R$ 583,137